Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

June 30, 2013

Dates Covered
Collections Period	06/01/13 - 06/30/13
Interest Accrual Period	06/17/13 - 07/14/13
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/13	138,229,246.86	21,144
Yield Supplement Overcollateralization Amount at 05/31/13	3,066,705.05	0

Receivables Balance at 05/31/13	141,295,951.91	21,144
Principal Payments	9,524,318.46	572
Defaulted Receivables	164,378.22	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/13	2,707,657.67	0

Pool Balance at 06/30/13	128,899,597.56	20,558

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	1,760,202.73	194
Past Due 61-90 days	344,550.19	41
Past Due 91 + days	113,222.87	14

Total	2,217,975.79	249

Total 31+ Delinquent as % Ending Pool Balance	1.72%

Recoveries	85,137.66

Aggregate Net Losses/(Gains) - June 2013	79,240.56

Overcollateralization Target Amount	9,381,087.72
Actual Overcollateralization	9,381,087.72

Weighted Average APR	4.65%
Weighted Average APR, Yield Adjusted	7.55%
Weighted Average Remaining Term	20.90

Flow of Funds	$ Amount

Collections	10,150,525.03
Advances	49.14
Investment Earnings on Cash Accounts	807.43
Servicing Fee	(117,746.63)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	10,033,634.97

Distributions of Available Funds
(1) Class A Interest	178,553.56
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	9,329,649.30
(7) Distribution to Certificateholders	444,097.31
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	10,033,634.97

Servicing Fee	117,746.63
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 06/17/13	128,848,159.14
Principal Paid	9,329,649.30
Note Balance @ 07/15/13	119,518,509.84

Class A-1
Note Balance @ 06/17/13	0.00
Principal Paid	0.00
Note Balance @ 07/15/13	0.00
Note Factor @ 07/15/13	0.0000000%

Class A-2
Note Balance @ 06/17/13	0.00
Principal Paid	0.00
Note Balance @ 07/15/13	0.00
Note Factor @ 07/15/13	0.0000000%

Class A-3
Note Balance @ 06/17/13	0.00
Principal Paid	0.00
Note Balance @ 07/15/13	0.00
Note Factor @ 07/15/13	0.0000000%

Class A-4
Note Balance @ 06/17/13	96,952,159.14
Principal Paid	9,329,649.30
Note Balance @ 07/15/13	87,622,509.84
Note Factor @ 07/15/13	44.2301141%

Class B
Note Balance @ 06/17/13	31,896,000.00
Principal Paid	0.00
Note Balance @ 07/15/13	31,896,000.00
Note Factor @ 07/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	259,888.36
Total Principal Paid	9,329,649.30

Total Paid	9,589,537.66

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.21000%
Interest Paid	178,553.56
Principal Paid	9,329,649.30

Total Paid to A-4 Holders	9,508,202.86

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2834109
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.1740774

Total Distribution Amount	10.4574883

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.9013031
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	47.0942288

Total A-4 Distribution Amount	47.9955319

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 05/31/13	16,469.94
Balance as of 06/30/13	16,519.08
Change	49.14

Reserve Account
Balance as of 06/17/13	2,345,271.93
Investment Earnings	141.91
Investment Earnings Paid	(141.91)
Deposit/(Withdrawal)	—
Balance as of 07/15/13	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93